Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
3. Summary of Significant Accounting Policies
Basis of Presentation
Prior to the separation from ERJ, Eve has historically operated as part of ERJ and not as a stand-alone company. The unaudited consolidated financial statements for the periods ended December 31, 2021 have been derived from ERJ historical accounting records and are presented on a carve-out
basis. As of January 1, 2022, Eve began accounting for its financial activities as an independent entity. The unaudited condensed consolidated financial statements for the three-month period ended March 31, 2022 consists of Eve’s data, which was derived from the SAP systems, but also includes certain minor general and administrative expenses attributable to EAH that were required to be carved-out.
Eve Soluções de Mobilidade Aérea Urbana Ltda., Eve’s Brazilian subsidiary, had balances that were recorded in foreign currency and were converted/translated into its functional currency, the US dollar, before being presented in the consolidated financial statements. As of January 1, 2022, ERJ began charging Eve for R&D and G&A expenses related to the UAM Business that have been incurred pursuant to the Master Service Agreement (MSA) and Shared Service Agreement (SSA). As such, there was no need to continue carving out most of the expenses from Embraer. EAH’s incurred cost, which was attributed to the UAM Business, had to be carved-out
due to restrictions for ERJ to charge Eve under the Master Service Agreement and the Shared Service Agreement and also because they represent Eve’s cost of doing business. All intercompany transactions’ balances between the Eve entities were eliminated.
These unaudited condensed consolidated financial statements of Eve reflect the assets, liabilities, and expenses that management has determined to be specifically attributable to Eve, as well as allocations of certain corporate level assets, liabilities and expenses, deemed necessary to fairly present the financial position, results of operations and cash flows of Eve, as discussed further below. Management believes that the assumptions used as basis for the allocations of expenses, direct and indirect, as well as assets and liabilities in the unaudited condensed consolidated financial statements are reasonable. However, these allocations may not be indicative of the actual amounts that would have been recorded had Eve operated as an independent, publicly traded company for the periods presented.
Historically, the UATM and eVTOL initiatives have been incubated, led and funded as two separate projects, which were comprised of separate related designs and registered patents (the “Intellectual Property” or “IP”), know-how,
and principal design teams. As a part of ERJ, Eve was dependent upon ERJ for all of its working capital and financing requirements, as ERJ uses a centralized approach to cash management and financing its operations. Accordingly, cash and cash equivalents, debt or related interest expense have not been allocated to the Eve in the unaudited condensed consolidated financial statements. Financing transactions related to Eve were accounted for as a component of Net Parent Investment in the unaudited consolidated balance sheets and as a financing activity on the accompanying unaudited condensed consolidated statements of cash flows.
Change in
carve-out
methodology
As of the Closing, ERJ concluded that all the assets and liabilities of the newly created Eve legal entity were contributed by the parent company ERJ. No other assets or liabilities are evaluated to be attributable to Eve or that would be transferred to Eve upon the completion of the Business Combination, eliminating the necessity to allocate a portion of ERJ’s assets and liabilities to Eve on a carve-out
basis. Management deemed it to be more appropriate to adopt a legal entity approach since all the activities reside in the Eve legal entity, and there is no longer a need to allocate assets and liabilities from the Parent for the carve-out
in the form of the management approach.
The management approach takes into consideration the assets that are being transferred to determine the most appropriate financial statement presentation. A management approach may also be appropriate when a parent entity needs to prepare financial statements for the sale of a legal entity, but prior to divestiture, certain significant operations of the legal entity are contributed to the parent in a common control transaction. On the other hand, the legal entity approach is often appropriate in circumstances when the transaction structure is aligned with the legal entity structure of the divested entity. One example would be when shares of a legal entity or a consolidated group of legal entities are divested. If the legal entity approach is deemed appropriate, all historical results of the legal entity, including those that are not ultimately transferred, should be presented in the historical financial statements through the date of transfer.
The management approach, which was undertaken to prepare the financial statements of the UAM Business for the fiscal year ended 2021, was appropriate and based on the best information and assumptions available at the time. Management now deems it appropriate to change the carve-out
methodology from the management approach to the legal entity approach as of January 1, 2022. As such, in order to prepare the financial statements for the first quarter of 2022, the Company has applied the legal entity approach due to changes in the underlying facts and circumstances.
On December 14, 2021, the Company signed with ERJ the Master Service Agreement (“MSA”) and the Services Shares Agreement (“SSA”), which charges Eve for a significant part of the expenses Eve was previously carving out. In this regard, Management understands that the expenses not covered by the agreements, the minor part of the expenses previously carved-out,
comprised of general overhead expenses, still need to be allocated to Eve in order to better present its results on a stand-alone basis. With respect to the MSA and SSA, refer to Note 4, Related Party Transactions.
Since the financial activities from December 10, 2021 to December 31, 2021 were immaterial, Management chose to continue with the management approach for all of the year ended December 31, 2021 and began to use the legal entity approach as of January 1, 2022. Management continued to use the legal entity approach until the Closing on May 9, 2022. The Company has recorded the impacts of the balance sheet adjustment (i.e. separation-related adjustment) for the change in methodology as adjustments to the January 1, 2022 beginning balance sheet and not as a period activity attributable to the three-month period ended March 31, 2022. The January 1, 2022 beginning balance sheet adjustments from the December 31, 2021 balances were as follows:
Separation-related adjustments

	As of December 31,	Separation- Related	As of January 1,
	2021	Adjustment	2022
Assets
Current:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivable	220,000	—	220,000
Other current assets	21,140	(8,567)	12,573

Total current assets	14,617,663	(8,575)	14,609,088

Capitalized software, net	699,753	(699,753)	—

Total assets	15,317,416	(708,328)	14,609,088

Liabilities and Net Parent Equity
Current:
Accounts payable	877,641	(718,233)	159,408
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	1,015,672	1,631,828

Total current liabilities	1,526,023	265,213	1,791,236

Other noncurrent payables	702,921	(297,921)	405,000

	2,228,944	(32,708)	2,196,236

Net parent equity
Net parent investment	13,120,698	(707,846)	12,412,852
Accumulated other comprehensive income/ (loss)	(32,226)	32,226	—

Total net parent equity	13,088,472	(675,620)	12,412,852

Total liabilities and net parent equity	$15,317,416	$(708,328)	$14,609,088

Therefore, Management considers the legal entity approach to be the most meaningful representation of Eve’s standalone carve-out
financial statements. Additionally, intercompany transactions between Eve entities (i.e EVE UAM, LLC and Eve Soluções de Mobilidade Aerea Urbana Ltda) have been eliminated in the consolidation.
The change in the
carve-out
approach impacted the unaudited condensed consolidated statements of cash flow for the three months ended on March 31, 2022. Amounts that were previously presented as Transfer from Parent to Eve are now presented as a noncash item contributed by Parent to Eve.
For periods ended as of or prior to December 31, 2021, the unaudited condensed consolidated financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) of research and development employees directly involved in UAM activities, research expenses, facilities depreciation and others. The indirect expenses consist of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long term incentive) allocated to Eve and general and administrative overhead, including expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities, allocated as per headcount of employees exclusively involved in UAM activities compared to the total headcount of all ERJ employees or using an expense input comparing the total R&D expenses of Eve against the total R&D expenses of EmbraerX. Eve has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from ERJ.
For periods ended as of or prior to December 31, 2021, the unaudited condensed consolidated balance sheets of Eve include other assets, capitalized software, accounts payable and other payables that were allocated on a specific identification basis. Derivative instruments used to hedge the salaries for employees directly involved in UAM activities were allocated by comparing the salaries of these employees in Brazilian reais (“BRL” or “R$”) against the total employees’ salaries of ERJ in BRL, and for employees not directly involved in UAM activities the expense input approach using R&D metrics, noted above, was used to allocate the Derivatives instruments. Incentive payments received in advance, which were related to service arrangements to process employee payroll, were allocated based on a headcount proportion basis. As Eve was not historically held as a single legal entity, Net Parent Investment is shown in lieu of stockholder’s equity in the unaudited condensed consolidated financial statements. Net Parent Investment represents the cumulative investment by ERJ in Eve through the dates presented, inclusive of operating results.
Functional and reporting currency
The unaudited condensed consolidated financial statements are derived from ERJ financial statements and from the financial statements of certain of ERJ’s U.S. based subsidiaries (“Original Financial Statements”). The functional currency of ERJ and the aforementioned subsidiaries is the US Dollar (“USD” or “Dollar” or “US$”). The Company’s functional currency will follow the determination of the functional currency of the Original Financial Statements, therefore management has concluded that the USD is the functional and reporting currency of Eve.
The foreign currency gains and losses are related to transactions with suppliers recognized in the functional currency, USD, but settled in BRL. The impacts were recognized in the line item entitled, “
Financial and foreign exchange gain, net”
within the unaudited condensed consolidated statements of operations.
Use of Estimates
The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent liabilities, and the reported amounts of expenses during the reporting period. Therefore, estimates and assumptions derived from past experience and other factors deemed relevant were used in preparing accompanying unaudited condensed consolidated financial statements. These estimates and assumptions are reviewed on an ongoing basis and the changes to accounting estimates are recognized in the period in which the estimates are revised on a prospective basis. Actual results could be materially different from those estimates. Significant estimates inherent in the preparation of the unaudited condensed consolidated financial statements include, but are not limited to, useful lives of capitalized software, net, accrued liabilities, income taxes including deferred tax assets and liabilities.
Cash and Cash Equivalents
Cash and cash equivalents include cash in hand, bank deposits and highly liquid short-term investments, usually maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.
Fair Value Measurements
Eve applies the provisions of Accounting Standards Codification (“ASC”) 820,
Fair Value Measurement
, which defines a single authoritative definition of fair value, sets out a framework for measuring fair value and expands on required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level
 1 -
Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level
 2 -
Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level
 3
- Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The carrying amounts of Eve’s other assets, accounts payables and other payables, except for the long-term incentive plan, approximate fair value due to the short-term nature of these instruments. The fair value of the liabilities related to the long-term incentive plan included in other payables was determined using the Level 1 inputs. The fair value of the derivative instruments was determined using the Level 2 inputs. There were no assets or liabilities measured at fair value using Level 3 inputs for the periods presented.
Hedge accounting
Until December 31, 2021, Eve used to account for certain derivative instruments under the hedge accounting methodology.
Eve applied cash flow hedge accounting to hedge against the payroll cash flow volatility attributable to a risk of foreign exchange rate fluctuation associated with highly probable forecast transactions that will affect income or loss for the year.
Eve recognized all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships changes in the fair value are recognized in
Accumulated Other Comprehensive Loss (“AOCI”), to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings. The cash flow impact of Eve’s derivative instruments were included in our unaudited condensed consolidated statement of cash flows in net cash used in operating activities.
Eve only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, Eve formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. Eve also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.
Eve discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. Additionally, when it is probable that a forecasted transaction will not occur, Eve recognizes immediately in earnings gains and losses that were accumulated in other comprehensive loss related to the hedging relationship.
In all situations in which hedge accounting is discontinued and the derivative remains outstanding, Eve continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings.
See Note 8 for additional information on hedge accounting and derivative instruments.
Capitalized software, net
Eve had capitalized software until December 31, 2021, consisting of software licenses and are recorded at cost, net of accumulated amortization, and if applicable, impairment charges. Software licenses are amortized over their useful lives which is approximately 5 years on a straight-line basis. Eve reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
Long-term incentive plan
Until December 31, 2021, Eve
carved-out
certain amounts related to the ERJ long-term incentive plan. The long-term incentive plan has the objective of retaining and attracting qualified personnel who will make an effective contribution to Eve’s future performance. The plan is a cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of Embraer’s shares. At the end of the acquisition period the participant receives the quantity of virtual shares converted into BRL, at the shares’ current market value. Eve recognizes the obligation during the acquisition period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented within the line-item entitled,
“Other payable,”
and the fair value is calculated based on the market price of the shares and recorded as
“General and administrative”
expenses in the unaudited condensed consolidated statements of operations.
As of the Closing, Eve has its own remuneration plan, the Eve Holding, Inc. 2022 Stock Incentive Plan.
Research and Development
R&D efforts are focused on design and development of our eVTOL and UATM projects to achieve manufacturing and commercial stage. R&D costs are expensed as incurred and are primarily comprised of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) for employees focused on R&D activities, supplies and materials costs. Until December 31, 2021 most of these expenses were carved-out
from ERJ and beginning on January 1, 2022, ERJ started charging Eve for most of these costs under the MSA (see Note 4 for more details about the MSA).
General and Administrative
Until December 21, 2021, general and administrative expenses are primarily composed of allocated expenses of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short- and long-term incentive), information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, facilities, and other corporate expenses. Until December 31, 2021, such expenses have been allocated to Eve based on the most relevant allocation method for the services provided, primarily based on headcount of employees exclusively involved in UAM activities compared to the total headcount of all ERJ employees as this measure reflects the historical utilization levels.
The total amounts of these allocations from Parent were $(4,085) and $205,900 for the quarters ended March 31, 2022 and 2021, respectively, and were recorded as
“General and administrative
” expenses in the unaudited condensed consolidated statements of operations.
Beginning on January 1, 2022, general and administrative expenses are mostly comprised of Eve’s own expenses.
Income Taxes
The deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. Eve has calculated its income tax amounts using a separate return methodology. A valuation allowance is appropriate if it is more likely than not all or a portion of deferred tax assets will not be realized. Under this method, Eve assumes it will file separate returns with tax authorities, thereby reporting its taxable income or loss and paying the applicable tax to or receiving the appropriate refund from ERJ. As a result, Eve’s deferred tax balances and effective tax rate as a stand-alone entity will likely differ significantly from those recognized in historical periods. The calculation of income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations.
The tax loss carryforwards and valuation allowances reflected in the unaudited condensed consolidated financial statements are based on a hypothetical stand-alone income tax return basis and may not exist in the ERJ consolidated financial statements.
Eve accounts for uncertain income tax positions recognized in the unaudited condensed consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to be recognized in the unaudited condensed consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.
Segments
Operating segment information is presented in a manner consistent with the internal reports provided to the Chief Operating Decision Maker (“CODM”). The chief operating decision-maker, who is responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, is Eve Chief Executive Officer. Given Eve’s pre-revenue
operating stage, it currently has no concentration exposure to products, services or customers. Eve has determined that it operates in two different operating and reportable segments as it CODM assess the operation results by the different R&D projects, as follows:
eVTOL: the aircraft is in the preliminary design stage of development. This vehicle is expected to have eight (8) vertical lift electric motors and two (2) horizontal propulsion electric motors. Eve’s eVTOL has been in an incubation stage for over 4 years. The certification is proposed to be first with ANAC (the National Civil Aviation Agency of Brazil) and in parallel with the U.S. Federal Aviation Administration.
UATM: the segment will provide traffic management services to vehicles operating in the UAM Operating Environment (“UOE”). UATM will be a system of systems focused on improving the efficiency and safety of UAM operations. UATM systems will focus on existing and emerging operators of both the vehicles (fleet operators) and ground infrastructure (vertiport/heliport operators).
The CODM receives information related to the operating results based on the directly attributable cost by each R&D project. The indirect costs are not included in the information analyzed by the CODM. In addition, because Eve did not have any assets, they were not presented in the information provided to the CODM. The information provided to the CODM are as follows:

	Three Months Ended March 31,
Segments R&D expenses	2022	2021
eVTOL	$(7,704,151)	$(1,711,074)
UATM	(1,410,536)	(180,577)

Total segments expenses	(9,114,687)	(1,891,651)
Corporate/Unallocated amounts
Selling, general and administrative	(808,766)	(327,943)

Loss from operations	(9,923,453)	(2,219,594)

Financial and foreign exchange gain, net	422,712	2,474

Loss before income taxes	$(9,500,741)	$(2,217,120)

Basic and Diluted Net Loss per Unit
As a result of the Reorganization Eve had 1,100 units outstanding as of March 31, 2022. As such these Units are being utilized for the calculation of basic net loss per unit for the periods prior to the Combination Transactions.
Basic net loss per unit excludes dilutive units and is computed by dividing net loss attributable to unitholders by the weighted average number of units outstanding during the period. Diluted net loss per unit reflects the potential dilution that would occur if securities were exercised or converted into units. In periods in which the Company reports a net loss, the effects of any incremental potential units have been excluded from the calculation of loss per unit because their effect would be anti-dilutive. During the three months periods ended March 31, 2022 and 2021, the Company did not issue any potentially dilutive instruments. Therefore, the weighted-average units outstanding used to calculate both basic and diluted loss per unit are the same for both periods.
Recently adopted accounting pronouncements
Eve is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“the JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. With the exception of standards Eve elected to adopt earlier than required, when permissible, the company has elected to adopt new or revised accounting guidance within the same time period as private companies.
There were no recently adopted accounting pronouncements that had a material impacts to the Company.
Recently issued accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU
2019-12
is effective for Eve’s annual periods beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is permitted. Eve is currently evaluating the effect the adoption of ASU
2019-12
will have on its unaudited condensed consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Providing an optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. Eve has no contracts, hedging relationships, and other transactions that the LIBOR is applied as reference rate, thus no impact is expected in its unaudited condensed consolidated financial statements.
In October 2021, the FASB issued ASU
2021-07,
Compensation – Stock Compensation (Topic 718): Determining the Current Price of an Underlying Share for Equity-Classified Share-Based Awards (a consensus of the Private Company Council), which provides private companies with a practical expedient to determine their restricted share price, or option-based award share price input, using a ‘reasonable application of a reasonable valuation method’. The practical expedient applies to both employee and nonemployee awards, is only applicable for equity-classified share-based payment awards and is applied on a measurement date-by-measurement
date basis. ASU
2021-07
is effective for the Company’s annual periods beginning after December 15, 2021, and interim periods in fiscal years beginning after December 15, 2022. The practical expedient will be applied prospectively. Eve will evaluate whether to apply the practical expedient in the future but currently does not expect there to be a material effect on its unaudited condensed consolidated financial statements.
In November 2021, the FASB issued ASU
2021-09,
Leases (Topic 842): Discount Rate for Lessees That Are Not Public Entities, which allows non-public
entities to make the risk-free rate election by class of underlying asset, rather than at the entity-wide level. An entity that makes the risk-free rate election is required to disclose the asset classes for which it has elected to apply a risk-free rate. The amendments further require that when the rate implicit in the lease is readily determinable for any individual lease, the lessee use that rate (rather than a risk-free rate or an incremental borrowing rate), regardless of whether it has made the risk-free rate election. The ASU is effective for the Company’s annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Earlier application is permitted. The amendments apply on a modified retrospective basis to leases that exist at the beginning of the fiscal year of adoption. Eve does not expect the adoption of the ASU to have a material effect on its unaudited condensed consolidated financial statements.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, which requires business entities to disclose information about certain government assistance they receive. The Topic 832 disclosure requirements include: (i) the nature of the transactions and the related accounting policy used; (ii) the line items on the balance sheet and income statement that are affected and the amounts applicable to each financial statement line item; and (iii) significant terms and conditions of the transactions. The ASU is effective for Eve for fiscal years beginning after December 15, 2021. The ASU will be applied to government assistance received on or after the effective date.

3.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying combined financial statements have been prepared on a carve-out
basis and are derived from ERJ’s consolidated financial statements and accounting records. The combined financial statements reflect the historical results of the operations, financial position, and cash flows of the UAM Business, in conformity with United States generally accepted accounting principles (“GAAP”).
These combined financial statements of the UAM Business reflect the assets, liabilities, and expenses that management has determined to be specifically attributable to the UAM Business, as well as allocations of certain corporate level assets, liabilities and expenses, deemed necessary to fairly present the financial position, results of operations and cash flows of the UAM Business, as discussed further below. Management believes that the assumptions used as basis for the allocations of expenses, direct and indirect, as well as assets and liabilities in the combined financial statements are reasonable. However, these allocations may not be indicative of the actual amounts that would have been recorded had the UAM Business operated as an independent, publicly traded company for the periods presented.
Historically, the UATM and eVTOL initiatives have been incubated, led and funded as two separate projects, which were comprised of separate related designs and registered patents (the “Intellectual Property” or “IP”), know-how,
and principal design teams. The UAM Business is dependent upon ERJ for all of its working capital and financing requirements. Accordingly, debt or related interest expense have not been allocated to the UAM Business in the combined financial statements. Financing transactions related to the UAM Business are accounted for as a component of Net Parent Investment in the combined balance sheets and as a financing activity on the accompanying combined statements of cash flows.
The combined financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) of research and development employees directly involved in the UAM Business’ activities, research expenses, facilities depreciation and others. The indirect expenses consist of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long term incentive) allocated to the UAM Business and general and administrative overhead, including expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities, allocated as per headcount of employees exclusively involved in the UAM Business’ activities compared to the total headcount of all ERJ employees or using an expense input comparing the total R&D expenses of the UAM Business against the total R&D expenses of EmbraerX. The UAM Business has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from ERJ.
The combined balance sheets of the UAM Business include cash and cash equivalents, other assets, capitalized software, accounts payable and other payables that were either allocated on a specific identification basis or contributed to Eve. Derivatives instruments used to hedge the salaries for employees directly involved in the UAM Business’ activities were allocated by comparing the salaries of these employees in Brazilian reais (“BRL” or “R$”) against the total employees’ salaries of ERJ in BRL, and for employees not directly involved in the UAM Business’ activities the expense input approach using R&D metrics, noted above, was used to allocate the Derivatives instruments. Incentive payments received in advance related to service arrangements to process employee payroll were allocated based on a headcount proportion basis. As the UAM Business was not historically held as a single legal entity, Net Parent Investment is shown in lieu of stockholder’s equity in the combined financial statements. Net Parent Investment represents the cumulative investment by ERJ in the UAM Business through the dates presented, inclusive of operating results.
Functional and reporting currency
The combined financial statements are derived from ERJ financial statements and from the financial statements of certain of ERJ’s U.S. based subsidiaries (“Original Financial Statements”). The functional currency of ERJ and the aforementioned subsidiaries is the US Dollar (“USD” or “Dollar” or “US$”). The Company’s functional currency will follow the determination of the functional currency of the Original Financial Statements, therefore management has concluded that the USD is the functional and reporting currency of the UAM Business.
The foreign currency gains and losses are related to transactions with suppliers recognized in the functional currency, USD, but settled in BRL. The impacts were recognized in the “
Foreign currency gain/ (loss)”
within the combined statements of operations.
Use of Estimates
The preparation of the combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent liabilities, and the reported amounts of expenses during the reporting period. Therefore, estimates and assumptions derived from past experience and other factors deemed relevant were used in preparing accompanying combined financial statements. These estimates and assumptions are reviewed on an ongoing basis and the changes to accounting estimates are recognized in the period in which the estimates are revised on a prospective basis. Actual results could be materially different from those estimates. Significant estimates inherent in the preparation of the combined financial statements include, but are not limited to, useful lives of capitalized software, net, accrued liabilities, and income taxes including deferred tax assets and liabilities.
Cash and Cash Equivalents
Cash and cash equivalents include cash in hand, bank deposits and highly liquid short-term investments, usually maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.
Fair Value Measurements
The UAM Business applies the provisions of Accounting Standards Codification (“ASC”) 820,
Fair Value Measurement
, which defines a single authoritative definition of fair value, sets out a framework for measuring fair value and expands on required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 -
Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level 2 -
Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3
- Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The carrying amounts of the UAM Business’ other assets, accounts payables and other payables, except for the long-term incentive plan, approximate fair value due to the short-term nature of these instruments. The fair value of the liabilities related to the long-term incentive plan included in other payables was determined using the Level 1 inputs. The fair value of the derivative instruments was determined using the Level 2 inputs. There were no assets or liabilities measured at fair value using Level 3 inputs for the periods presented.
Hedge accounting
The UAM Business applies cash flow hedge accounting to hedge against the payroll cash flow volatility attributable to a risk of foreign exchange rate fluctuation associated with highly probable forecast transactions that will affect income or loss for the year.
The UAM Business recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships changes in the fair value are recognized in Accumulated Other Comprehensive Loss (“AOCI”), to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings. The cash flow impact of the UAM Business’ derivative instruments is included in our combined statement of cash flows in net cash used in operating activities.
The UAM Business only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the UAM Business formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The UAM Business also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The UAM Business discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. Additionally, when it is probable that a forecasted transaction will not occur, the UAM Business recognizes immediately in earnings gains and losses that were accumulated in other comprehensive loss related to the hedging relationship.
In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the UAM Business continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings.
See Note 8 for additional information on hedge accounting and derivative instruments.
Capitalized software, net
Capitalized software consists of software licenses and are recorded at cost, net of accumulated amortization, and if applicable, impairment charges. Software licenses are amortized over their useful lives which is approximately 5 years on a straight-line basis. The UAM Business reviews capitalized software, net for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
Long-term incentive plan
The long-term incentive plan has the objective of retaining and attracting qualified personnel who will make an effective contribution to the UAM Business’ future performance. The plan is a cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of Embraer’s shares. At the end of the acquisition period the participant receives the quantity of virtual shares converted into BRL, at the shares’ current market value. The UAM Business recognizes the obligation during the acquisition period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented as
“Other payable”
to employees and the fair value is calculated based on the market price of the shares and registered as
“General and administrative”
in the combined statements of operations.
Research and Development
R&D efforts are focused on design and development of our eVTOL and UATM projects to achieve manufacturing and commercial stage. R&D costs are expensed as incurred and are primarily comprised of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) for employees focused on R&D activities, supplies and materials costs, an allocation of general overhead, depreciation and amortization expenses, and fees paid to outsourced contractors.
General and Administrative
General and administrative expenses are primarily composed of allocated expenses of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long term incentive), information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, facilities, and other corporate expenses. Such expenses have been allocated to the UAM Business based on the most relevant allocation method for the services provided, primarily based on headcount of employees exclusively involved in the UAM Business’ activities compared to the total headcount of all ERJ employees as this measures reflect the historical utilization levels.
The total amount of these allocations from Parent was $1,323,915, $1,167,432 and $1,710,595 for the years ended December 31, 2021, 2020 and 2019, respectively, and was recorded as
“General and administrative
” in the combined statements of operations
.
Income Taxes
The deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The UAM Business has calculated its income tax amounts using a separate return methodology. A valuation allowance is recorded, if it is more likely than not all or a portion of deferred tax assets will not be realized. Under this method, the UAM Business assumes it will file separate returns with tax authorities, thereby reporting its taxable income or loss and paying the applicable tax to or receiving the appropriate refund from ERJ. As a result, the UAM Business’ deferred tax balances and effective tax rate as a stand-alone entity will likely differ significantly from those recognized in historical periods. The calculation of income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations.
The tax loss carryforwards and valuation allowances reflected in the combined financial statements are based on a hypothetical stand-alone income tax return basis and may not exist in the ERJ consolidated financial statements.
The UAM Business accounts for uncertain income tax positions recognized in the combined financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to be recognized in the combined financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.
Segments
Operating segment information is presented in a manner consistent with the internal reports provided to the Chief Operating Decision Maker (“CODM”). The chief operating decision-maker, who is responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, is the UAM Business Chief Executive Officer. Given the UAM Business’
pre-revenue
operating stage, it currently has no concentration exposure to products, services or customers. The UAM Business has determined that it operates in two different operating and reportable segments as it CODM assess the operation results by the different R&D projects, as follows:
eVTOL: the aircraft is in the preliminary design stage of development. This vehicle is expected to have eight (8) vertical lift electric motors and two (2) horizontal propulsion electric motors. The UAM Business’ eVTOL has been in an incubation stage for over 4 years. The certification is proposed to be first with ANAC (the National Civil Aviation Agency of Brazil) and in parallel with the U.S. Federal Aviation Administration.
UATM: the segment will provide traffic management services to vehicles operating in the UAM Operating Environment (“UOE”). UATM will be a system of systems focused on improving the efficiency and safety of UAM operations. UATM systems will focus on existing and emerging operators of both the vehicles (fleet operators) and ground infrastructure (vertiport/heliport operators).
The CODM receives information related to the operating results based on the directly attributable cost by each R&D project. As the UAM Business was operated within the Embraer Corporate infrastructure, the indirect costs are not included in the information analyzed by the CODM. Assets information by segment is not presented to the CODM. The information provided to the CODM are as follows:

	Year Ended December 31,
Segments R&D expenses	2021	2020	2019
eVTOL	$(11,207,794)	$(7,583,456)	$(5,255,068)
UATM	(2,071,986)	(774,587)	(692,226)

Total segments expenses	(13,279,780)	(8,358,043)	(5,947,294)
Corporate/ Unallocated amounts
Selling, general and administrative	(2,509,859)	(1,233,876)	(1,739,815)

Loss from operations	(15,789,639)	(9,591,919)	(7,687,109)

Foreign currency gain/ (loss)	(77,147)	(34,023)	1,590

Loss before income taxes	$(15,866,786)	$(9,625,942)	$(7,685,519)

Recently adopted accounting pronouncements
The UAM Business is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“the JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. With the exception of standards the UAM Business elected to early adopt, when permissible, the UAM Business has elected to adopt new or revised accounting guidance within the same time period as private companies.
In August 2017, the FASB issued ASU
2017-12,
Targeted Improvements to Accounting for Hedging Activities (“ASU
2017-12”),
which changes the recognition and presentation requirements of hedge accounting. The ASU eliminates the requirement to separately measure and report hedge ineffectiveness and requires the presentation of all items that affect earnings in the same income statement line as the hedged item. In addition, the ASU permits hedging risk components of nonfinancial assets, provides more flexibility for hedging interest rate risk in cash flow hedges, and creates new accounting alternatives for measuring the change in the fair value of the hedged item in fair value hedges of interest rate risk. The ASU also includes additional disclosure requirements. Additionally, in April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and in November 2019, the FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, to provide further clarifications on certain aspects of ASU
2017-12
and to extend the nonpublic effective date of ASU
2017-12.
The provisions of ASU
2017-12
(as amended) were adopted by the UAM Business for annual periods beginning on January 1, 2021, with early application permitted. The adoption of ASU
2017-12
did not have a material effect on the UAM Business’s combined financial statements.
In October 2018, the FASB issued ASU
2018-16,
Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes (“ASU
2018-16”),
which permits use of the OIS rate based on the SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to the currently allowable benchmark rates. For entities that have not already adopted ASU
2017-12,
ASU
2018-16
is required to be
adopted concurrently with ASU
2017-12.
The UAM Business has adopted ASU
2017-12
and ASU
2018-16
in its annual periods beginning on January 1, 2021. ASU
2017-12
has been applied prospectively to qualifying new or redesignated hedging relationships entered into on or after the adoption date. The adoption of ASU
2018-16
and ASU
2017-12
did not have a material effect on the UAM Business’s combined financial statements.
Recently issued accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU
2019-12
is effective for the UAM Business’s annual periods beginning after December 15, 2021. Early adoption is permitted. The UAM Business is currently evaluating the effect the adoption of ASU
2019-12
will have on its combined financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Providing an optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. The UAM Business has no contracts, hedging relationships, and other transactions that the LIBOR is applied as reference rate, thus no impact is expected in its combined financial statements.
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. The ASU requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The ASU is effective for the UAM Business for annual and interim periods in fiscal years beginning after December 15, 2023. Early adoption is permitted. The ASU is applied to business combinations occurring on or after the effective date.

ZANITE ACQUISITION CORP [Member]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the accounting and disclosure rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K
as filed with the SEC on February 15, 2022. The interim results for the three months ended March 31, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant and forward contract derivative liabilities. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2022 and December 31, 2021.
Investments Held in Trust
At March 31, 2022 and December 31, 2021, the assets held in the Trust Account were substantially held in money market funds which are invested primarily in U.S. Treasury Securities.
Offering Costs
Offering costs consist of legal, accounting, underwriting, and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs amounting to $13,143,093 were recognized, with $854,301 allocated to the Public Warrants and $12,288,792 included in stockholders’ equity upon completion of the Initial Public Offering. Deferred underwriting commissions are classified as a long-term liability due to their encumbrance to the Trust Account.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts presented in the accompanying condensed balance sheets, primarily due to their short-term nature, except for the warrant and the forward contract for additional warrants (see Note 9).
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. The Company’s derivative instruments are recorded at fair value as of the Initial Public Offering (November 19, 2020) and
re-valued
at each reporting date, with changes in the fair value reported in the Statement of Operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined the warrants and the forward contract for additional warrants are derivatives. As the financial instruments meet the definition of a derivative, the warrants and the forward contract for additional warrants are measured at fair value at issuance and at each reporting date in accordance with ASC 820, “Fair Value Measurements”, with changes in fair value recognized in the Condensed Statements of Operations in the period of change.
Fair Value Measurements
The Company complies with ASC 820, “Fair Value Measurements”, for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually. ASC 820 determines fair value to be the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.
The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
See Note 9 for additional information on assets and liabilities measured at fair value.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption, if any, are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity (deficit). The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity (deficit) section of the Company’s balance sheets.
As discussed in Note 3, all of the 23,000,000 shares of Class A common stock sold as part of the Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s Certificate of Incorporation. Accordingly, all of the Company’s shares of Class A common stock are presented as temporary equity, outside of the stockholders’ equity (deficit) section of the Company’s balance sheets.
Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid-in
capital and accumulated deficit.
Net Income (Loss) per Common Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of stock. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per common share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 25,750,000 shares of Class A common stock in the aggregate. As of March 31, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stocks and then share in the earnings of the Company. As a result, diluted net income (loss) per common share is the same as basic net income (loss) per common share for the periods presented.
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31, 2022		For the Three Months Ended March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$4,317,424	$1,079,356	$9,397,662	$2,349,416
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net income per common share	$0.19	$0.19	$0.41	$0.41
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Company is subject to income tax examinations by major taxing authorities since inception.
Recent Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and

Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective for the Company for the fiscal year beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company early adopted ASU
2020-06
effective as of January 1, 2022. The adoption of ASU
2020-06
did not have an impact on the Company’s condensed financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant and forward contract derivative liabilities. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.
Investments Held in Trust
At December 31, 2021 and 2020, the assets held in the Trust Account were substantially held in money market funds which are invested primarily in U.S. Treasury Securities.
Offering Costs
Offering costs consist of legal, accounting, underwriting, and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs amounting to $13,143,093 were recognized, with $854,301 allocated to the Public Warrants, included in the Statement of Operations as a component of other income/(expense) and $12,288,792 included in stockholders’ equity upon completion of the Initial Public Offering. Deferred underwriting commissions are classified as a long-term liability due to their encumbrance to the Trust Account.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts presented in the accompanying balance sheets, primarily due to their short-term nature, except for the warrant and the forward contract for additional warrants (see Note 10).
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. The Company’s derivative instruments are recorded at fair value as of the Initial Public Offering (November 19, 2020) and
re-valued
at each reporting date, with changes in the fair value reported in the Statement of Operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined the warrants and the forward contract for additional warrants are derivatives. As the financial instruments meet the definition of a derivative, the warrants and the forward contract for additional warrants are measured at fair value at issuance and at each reporting date in accordance with ASC 820, “Fair Value Measurements”, with changes in fair value recognized in the Statement of Operations in the period of change.
Fair Value Measurements
The Company complies with ASC 820, “Fair Value Measurements”, for its financial assets and liabilities that arere-measured and reported at fair value at each reporting period, and non-financial
assets and liabilities that are re-measured and reported at fair value at least annually. ASC 820 determines fair value to be the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.
The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
See Note 10 for additional information on assets and liabilities measured at fair value.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption, if any, are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the
Company’s control and subject to occurrence of uncertain future events. Accordingly, shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.
As discussed in Note 3, all of the 23,000,000 shares of Class A common stock sold as part of the Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s Certificate of Incorporation. Accordingly, all of the Company’s shares of Class A common stock are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.
Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid-in
capital and accumulated deficit.
Net Income (Loss) per Common Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of stock. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per common share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 25,750,000 shares of Class A common stock in the aggregate. As of December 31, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stocks and then share in the earnings of the Company. As a result, diluted net income (loss) per common share is the same as basic net income (loss) per common share for the periods presented.
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2021		For the Period from August 7, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$11,617,442	$2,904,361	$(10,335,410)	$(6,327,257)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	6,616,438	4,050,532

Basic and diluted net income (loss) per common share	$0.51	$0.51	$(1.56)	$(1.56)
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Company is subject to income tax examinations by major taxing authorities since inception.
Recent Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU
2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.